The reconciliation of income tax expense and social contribution calculated by applying the combined tax rates with the values reflected in the result is shown below: (Details) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income tax and social contribution		R$ 3,103,225	R$ 1,992,404	R$ 4,536,067
Combined statutory rate		34.00%	34.00%	34.00%
Combined tax rate on income tax and social contribution		R$ (1,055,097)	R$ (677,417)	R$ (1,542,263)
Permanent additions and exclusions:
Non-taxable revenues		135,465	11,370	7,790
Non-deductible expenses for tax purposes		(53,505)	(42,329)	(18,748)
Tax incentive – SUDENE/SUDAM	[1]	167,118	164,442	194,161
Tax benefit related to interest on shareholders’ equity		356,150	368,220	338,449
Sale I – Systems (formerly FiberCo)	[2]	(335,935)
IR/CS credit on Selic related do tax overpayment	[3]	534,804
Reversal of Provision for IR/CS - TIM Nordeste	[4]	87,565
Other amounts		17,384	11,564	106,670
Income before income tax		909,046	513,267	628,322
Income tax and social contribution recorded in income for the period		R$ (146,051)	R$ (164,150)	R$ (913,941)
Effective rate		4.71%	8.24%	20.15%

[1]	As mentioned in note 25 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. TIM S.A. has tax benefits that fall under these rules.
[2]	Refers to deferred taxes on goodwill written-off, according to the sale transaction described in Note 1, which took place in November 2021 between TIM S.A. and IHS. See note 15.d.
[3]	As mentioned in note 9, in September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. Although the aforementioned decision is still pending publication, as well as the specific TIM lawsuit is still pending judgment, TIM recorded its best estimate to date, in the amount of R$ 534 million, since the likelihood of a favorable outcome for the Company becomes probable.
[4]	In the second quarter of 2021, there was a positive impact of R$ 87 million arising from the write-off of assets and reversal of the provision for income tax and social contribution, set up in 2009, due to the partial success in an administrative proceeding related to the merger of the company TIM Nordeste by TIM Celular.